Organization, Basis of Presentation, and Impact of Recent Accounting Pronouncements - Additional Information (Details) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) Branch $ / shares	Dec. 31, 2020 Branch $ / shares	Dec. 31, 2019 $ / shares	Nov. 23, 1993 $ / shares
Organization and Basis of Presentation [Line Items]
Common stock, par | $ / shares	$ 0.01	$ 0.01	$ 0.01
Description of nine stock splits	($0.93 per share on a split-adjusted basis, reflecting the impact of nine stock splits between 1994 and 2004)	($0.93 per share on a split-adjusted basis, reflecting the impact of nine stock splits between 1994 and 2004).
Cumulative effect on retained earnings, reduction in tax | $	$ 10.5
Accounting Standards Update [Extensible List]	Accounting Standards Update 2016-13	Accounting Standards Update 2016-13
New York Community Bank
Organization and Basis of Presentation [Line Items]
Number of branches | Branch	237	237
New York Community Bank | Corporate Segment
Organization and Basis of Presentation [Line Items]
Number of branches | Branch	19
New York Community Bank | Corporate and Other
Organization and Basis of Presentation [Line Items]
Number of branches | Branch	218
IPO
Organization and Basis of Presentation [Line Items]
Shares issued, price per share | $ / shares	$ 25.00			$ 25.00
Shares issued, price per share, split adjusted basis | $ / shares	$ 0.93	$ 0.93